TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, as applicable

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Effective immediately, the “Large Shareholder” risk in the “More on Risks of Investing in the Funds” section of the Retail Prospectus dated March 1, 2023, the Retail Prospectus dated March 31, 2023, the Class R, Class R4, Class I3 and Class R2 Prospectus dated March 1, 2023, the Class R3 Prospectus dated March 1, 2023, the Class I2 Prospectus dated March 1, 2023, the Class I2 Prospectus dated March 31, 2023 and the Transamerica Stock Index Prospectus dated May 1, 2023 is deleted in its entirety and replaced with the following:

Large Shareholder: The Transamerica Asset Allocation funds designated Conservative, Moderate, Moderate Growth and Growth, the Transamerica Asset Allocation Horizon Funds designated Short, Intermediate and Long, and the ClearTrack® target date funds, each a separate series of Transamerica Funds, as well as the Transamerica JPMorgan Asset Allocation portfolios designated Conservative, Growth, Moderate Growth, Moderate and International Moderate Growth, and Transamerica 60/40 Allocation VP, Transamerica Goldman Sachs 70/30 Allocation VP and Transamerica BlackRock Tactical Allocation VP, each a separate series of Transamerica Series Trust, are asset allocation funds (“Asset Allocation Funds”) that invest in certain series of Transamerica Funds and Transamerica Series Trust and may own a significant portion of the shares of an underlying fund.

Unaffiliated funds (the “Unaffiliated Funds”) may invest in series of Transamerica Funds subject to the fund of funds restrictions of Section 12(d)(1) of the 1940 Act. Unaffiliated Funds may invest in an underlying fund beyond the limits of Section 12(d)(1), in reliance on certain exemptions, such as Rule 12d1-4 under the 1940 Act, subject to certain terms and conditions. An Unaffiliated Fund may own a significant portion of the shares of an underlying fund.

Transactions by a large shareholder may be disruptive to the management of a fund. A fund may experience large redemptions or investments due to transactions in fund shares by a large shareholder. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund’s performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund’s brokerage and/or other transaction costs. In addition, when a large shareholder owns a substantial portion of a fund’s shares, a large redemption by that shareholder could cause actual expenses to increase, or could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in a fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a large shareholder purchases, redeems, or owns a substantial portion of a fund’s shares. When possible, TAM and/or the sub-adviser will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.

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Effective immediately, the “Market Timing/Excessive Trading” section under the “Features and Policies” section of the Retail Prospectus dated March 1, 2023, the Class R, Class R4, Class I3 and Class R2 Prospectus dated March 1, 2023 and the Retail Prospectus dated March 31, 2023 is deleted in its entirety and replaced with the following:

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

The Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in fund shares. If you intend to engage in such practices, we request that you do not purchase shares of any of the funds. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the fund reasonably believes to be in connection with market timing or excessive trading.

While the funds discourage market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through Omnibus Account arrangements.

The funds’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries’ ability to deter such activity may be limited by the capabilities of operational and information systems. Due to the risk that the funds and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.

Orders to purchase, redeem or exchange shares forwarded by certain omnibus accounts with Transamerica Funds will not be considered to be market timing or excessive trading for purposes of Transamerica Funds’ policies. However, the market timing and excessive trading policies of these omnibus firms or plans may apply to transactions by the underlying shareholders.

Reallocations in underlying series of Transamerica Funds by an Asset Allocation Fund that invests in other series of Transamerica Funds in furtherance of a fund’s objective are not considered to be market timing or excessive trading.

Transamerica Funds’ excessive trading policies do not apply to Transamerica Government Money Market, Transamerica Short-Term Bond and Transamerica UltraShort Bond.

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Effective immediately, the “Market Timing/Excessive Trading” section under the “Features and Policies” section of the Class I2 Prospectus dated March 1, 2023 and the Class I2 Prospectus dated March 31, 2023 is deleted in its entirety and replaced with the following:

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

The Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in fund shares. If you intend to engage in such practices, we request that you do not purchase shares of any of the funds. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the fund reasonably believes to be in connection with market timing or excessive trading.

However, because the shares of the funds may be sold to strategic asset allocation funds, other investors (including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts), and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents, the funds’ policies and procedures to discourage market timing or excessive trading are enforced by those entities, as appropriate, rather than the funds. In addition, transactions by certain institutional investors, such as asset allocators, wrap programs, other advisory programs and non-Transamerica fund of funds products, may be excepted by the funds’ Chief Compliance Officer from the transaction limit set forth in the funds’ policies and procedures.

Additional information about the strategic asset allocation funds’ policies and procedures are available in the prospectus of the strategic asset allocation funds. Furthermore, reallocations in the funds by a strategic asset allocation fund in furtherance of a fund’s investment objective are not considered to be market timing or excessive trading.

Orders to purchase, redeem or exchange shares forwarded by accounts maintained on behalf of institutional investors or insurers (for example, separate accounts of insurance companies) with respect to their accounts with Transamerica Funds will not be considered to be market timing or excessive trading for purposes of Transamerica Funds’ policies. However, the market timing and excessive trading policies of these investors/insurers (or their accounts) may apply to transactions by persons who, in turn, invest through these investors/insurers (or through their accounts).

Transamerica Funds’ excessive trading policies do not apply to Transamerica Government Money Market, Transamerica Short-Term Bond and Transamerica UltraShort Bond.

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Effective immediately, the “Market Timing/Excessive Trading” section under the “Features and Policies” section of the Class R3 Prospectus dated March 1, 2023, the Transamerica ClearTrack® series Prospectus dated March 1, 2023 and the Transamerica Stock Index Prospectus dated May 1, 2023 is deleted in its entirety and replaced with the following:

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

The Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in fund shares. If you intend to engage in such practices, we request that you do not purchase shares of any of the funds. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the fund reasonably believes to be in connection with market timing or excessive trading.

While the funds discourage market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through Omnibus Account arrangements.

The funds’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries’ ability to deter such activity may be limited by the capabilities of operational and information systems. Due to the risk that the funds and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.

Orders to purchase, redeem or exchange shares forwarded by certain omnibus accounts with Transamerica Funds will not be considered to be market timing or excessive trading for purposes of Transamerica Funds’ policies. However, the market timing and excessive trading policies of these omnibus firms or plans may apply to transactions by the underlying shareholders.

Transamerica Funds’ excessive trading policies do not apply to Transamerica Government Money Market, Transamerica Short-Term Bond and Transamerica UltraShort Bond.

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Investors Should Retain this Supplement for Future Reference

September 14, 2023